Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
(25)	Intangible Assets

As of December 31, 2014 and 2015, the Company’s intangible assets consisted of the followings:

	December 31, 2014
	Weighted
	average
	amortization	Gross carrying	Accumulated
	period	amount	amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,295
Technical know-how	5.7	209,084	(208,146)	—	938	151
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,037)	(131,177)	58,610	9,446

	December 31, 2015
	Weighted
	average
	amortization	Gross carrying	Accumulated
	period	Amount	amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	8,903
Technical know-how	5.7	209,084	(208,396)	—	688	106
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,287)	(131,177)	58,360	9,009

Technical know-how represents self-developed technologies, which were feasible at the acquisition date and technologies contributed by a non-controlling interest holder of a subsidiary of the Company. These technologies included the design and configuration of the Company’s PV manufacturing line, manufacturing technologies and process for high efficiency silicon solar cells and provision of innovations for continuous improvement of cell efficiencies and manufacturing cost reduction.

Management estimated that the economic useful life of technical know-how by taking into consideration of the remaining life cycle of the current manufacturing technologies.

Management estimated the useful life of the customer relationships based primarily on the historical experience of the Company’s customer attrition rate and estimated sales to these customers in future years. The straight-line method of amortization has been adopted as the pattern in which the economic benefit of the customer relationship are used, cannot be reliably determined.

The estimated fair values of short-term and long-term supply agreements were determined based on the present values of the after-tax cost savings of the Company’s short-term and long-term supply agreements. The after-tax cost savings of the Company’s short-term and long-term supply agreements were based on the difference of price of polysilicon between the agreed purchase price per the supply contracts and the forecasted spot market price at time of the forecasted inventory acquisition. The after-tax costs savings also considered the interest impact of making the pre-payments in accordance with the supply agreements payment terms. Management estimated the useful life of the short-term and long-term supply agreements based upon the contractual delivery periods specified in each agreement. The long-term supply agreements relate to four long-term polysilicon supply agreements with delivery period commencing in 2009.

The aggregated amortization expense for intangible assets for the years ended December 31, 2013, 2014 and 2015 is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Selling expenses
Customer relationship	3,590	—	—	—
General and administrative expenses
Technical know-how	286	326	250	39
Total amortization expense	3,876	326	250	39

As of December 31, 2015, the estimated amortization expense for the next five years is as follows:

December 31,
2015
RMB
2016	250
2017	250
2018	188
2019	—
2020	—